Other Long-term Liabilities (Schedule of Other Long-Term Liabilities) (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]
Disclosure of other long-term liabilities [Abstract]
Government authorities	€ 239	€ 299
Derivatives	4,312	2,326
Liabilities for employees benefits	4	2
Other long-term liabilities	€ (4,555)	€ (2,627)	[1]	€ (2,291)

[1]	Please refer to note 2C for functional and presentation currency.